Accounts Payable Related to Concessions (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable Related To Concessions [Line Items]
Beginning Balance	R$ 893,855
Ending Balance	1,105,344	R$ 893,855
Account Payable [Member]
Accounts Payable Related To Concessions [Line Items]
Beginning Balance	893,855	937,542
Additions	205,201	894
Adjustment to present value	54,474	(44,021)
Monetary variations	94,984	115,176
Payments	(110,385)	(115,736)
Reclassification to Accounts Payable	(32,785)
Ending Balance	R$ 1,105,344	R$ 893,855